Provisions	6 Months Ended
Jun. 30, 2018
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Provisions

NOTE 21 - PROVISIONS

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2018		81	5	67	153
Transfer from provision to contract liability	2	—	—	(23)	(23)
Allowance		1	—	7	8
Amounts used		(1)	(1)	(4)	(6)
Unused amounts reversed		—	—	(1)	(1)
Unwinding of discounts		(1)	—	—	(1)
Effects of changes in foreign exchange rates		1	—	1	2
Transfer		—	—	4	4

At June 30, 2018		81	4	51	136

Current		5	2	33	40
Non-Current		76	2	18	96

Total provisions		81	4	51	136

Legal claims and other costs

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Maintenance and customer related provisions	10	25
Litigation	36	36
Disease claims	4	3
Other	1	3

Total provisions for legal claims and other costs	51	67

Provisions and contingencies

The Group is involved, and may become involved, in various law suits, claims and proceedings relating to customer claims, product liability, and other commercial matters. The Group records provisions for pending litigation matters when it determines that it is probable that an outflow of resources will be required to settle the obligation, and such amounts can be reasonably estimated. In some proceedings, the issues raised are or may be highly complex and subject to significant uncertainties and amounts claimed may be substantial. As a result, the probability of loss and an estimation of damages are difficult to ascertain. The Group defends vigorously cases it believes are without merit. At the present time and on the basis of the facts currently available in respect of such pending claims, while it is possible that an unfavorable outcome may occur from these proceedings, after assessing the information available, the Group has concluded that it is not probable that a loss has been incurred in respect of such matters and / or is unable to estimate the possible loss or range of loss in respect of such matters. In exceptional cases, when the group considers that disclosures relating to provisions and contingencies may prejudice its position, disclosures are limited to the general nature of the dispute.